Submission	Aug. 22, 2025
Submission [Line Items]
Central Index Key	0001955857
Registrant Name	Brookfield Infrastructure Income Fund Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES